Derivative instruments - Impact of Derivative Instruments on the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	$ 11,936	$ 14,521
Asset derivatives fair value, effect of master netting agreements	(8,845)	(10,257)
Total derivatives, Net assets recognized on the balance sheet	3,091	4,264
Liability derivatives fair value	12,373	14,448
Liability derivatives fair value, effect of master netting agreements	(8,797)	(10,047)
Total derivatives, Net liabilities recognized on the balance sheet	3,576	4,401
Master netting agreements, cash collateral received	925	1,119
Master netting agreements, cash collateral paid	877	909
Interest rate contracts
Derivatives, Fair Value [Line Items]
Asset derivatives fair value, effect of master netting agreements	(5,075)	(6,047)
Liability derivatives fair value, effect of master netting agreements	(5,495)	(6,634)
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Asset derivatives fair value, effect of master netting agreements	(3,720)	(4,172)
Liability derivatives fair value, effect of master netting agreements	(3,221)	(3,363)
Equity contracts
Derivatives, Fair Value [Line Items]
Asset derivatives fair value, effect of master netting agreements	(50)	(38)
Liability derivatives fair value, effect of master netting agreements	(81)	(50)
Designated as hedging
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	323	784
Liability derivatives fair value	800	597
Designated as hedging | Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional value	36,315	29,683
Asset derivatives fair value	278	415
Liability derivatives fair value	534	545
Designated as hedging | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional value	8,923	7,796
Asset derivatives fair value	45	369
Liability derivatives fair value	266	52
Not designated as hedging
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	11,613	13,737
Liability derivatives fair value	11,573	13,851
Not designated as hedging | Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional value	267,485	325,412
Asset derivatives fair value	6,439	7,587
Liability derivatives fair value	6,353	7,633
Not designated as hedging | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional value	767,999	530,729
Asset derivatives fair value	5,104	6,104
Liability derivatives fair value	5,067	6,103
Not designated as hedging | Equity contracts
Derivatives, Fair Value [Line Items]
Notional value	1,698	1,167
Asset derivatives fair value	70	46
Liability derivatives fair value	149	112
Not designated as hedging | Credit contracts
Derivatives, Fair Value [Line Items]
Notional value	180	160
Asset derivatives fair value	0	0
Liability derivatives fair value	$ 4	$ 3